UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                Form 13F

                          Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2006

 Check here if Amendment [  ]; Amendment Number: _____
      This Amendment (Check only one.):  [ ] is a restatement.
                                         [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Global Capital Management, Inc.
 Address:  601 Carlson Parkway, Suite 200
           Minnetonka, Minnesota  55305

 Form 13F File Number:  28-7050

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:   Michael J. Frey
 Title:  Chairman and Chief Executive Officer
 Phone:  (952) 476-7200

 Signature, Place, and Date of Signing:

 /s/ Michael J. Frey      Minnetonka, Minnesota    November 10, 2006
 ----------------------
     Michael J. Frey

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                          Form 13F SUMMARY PAGE

 Report Summary:

      Number of Other Included Managers:                    2

      Form 13F Information Table Entry Total:              47

      Form 13F Information Table Entry Total:         163,402
                                                    (thousands)

 List of Other Included Managers:

      No.         Form 13F File Number          Name

      1           28-7048                             EBF & Associates, L.P.

      2           28-5089                             Hunter Capital
                                                      Management, L.P.


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                                                         FORM 13F INFORMATION TABLE
                                                         --------------------------

                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----

BAUSCH & LOMB INC            COM              071707103    3,068        61,200  SH       Defined      1     61,200
BP PLC                       SPONSORED ADR    055622104    2,571        39,200  SH       Defined      1                     39,200
BP PLC                       SPONSORED ADR    055622104    1,758        26,800  SH       Defined      2                     26,800
CONSTAR INTL INC NEW         COM              21036U107      480        80,353  SH       Defined      1     80,353
CONSTAR INTL INC NEW         COM              21036U107    1,527       255,797  SH       Defined      2    255,797
CONSOLIDATED TOMOKA LD CO    COM              210226106    1,200        18,700  SH       Defined      1     18,700
CONSOLIDATED TOMOKA LD CO    COM              210226106    2,387        37,200  SH       Defined      2     37,200
CHEVRON CORP NEW             COM              166764100    7,109       109,600  SH       Defined      1    109,600
DEUTSCHE TELEKOM AG          SPONSORED ADR    251566105    3,841       242,000  SH       Defined      1                    242,000
DEUTSCHE TELEKOM AG          SPONSORED ADR    251566105    2,561       161,400  SH       Defined      2                    161,400
EMCORE CORP                  NOTE 5.000% 5/1  290846AC8    1,045     1,000,000  PRN      Defined      1                  1,000,000
EMCORE CORP                  NOTE 5.000% 5/1  290846AC8    1,045     1,000,000  PRN      Defined      2                  1,000,000
GENERAL MTRS CORP            DEB SR CONV B    370442733    8,316       413,300  SH       Defined      1                    413,300
GENERAL MTRS CORP            DEB SR CONV B    370442733    4,304       213,900  SH       Defined      2                    213,900
GENERAL MTRS CORP            COM              370442105      224       115,000      PUT  Defined      1                    115,000
GENERAL MTRS CORP            COM              370442105      185        95,000      PUT  Defined      2                     95,000
KULICKE & SOFFA INDS INC     COM              501242101        2        39,000      PUT  Defined      1                     39,000
KULICKE & SOFFA INDS INC     COM              501242101        2        39,000      PUT  Defined      2                     39,000
U S AIRWAYS GROUP INC        COM              90341W108   10,107       228,000  SH       Defined      1    228,000
U S AIRWAYS GROUP INC        COM              90341W108    3,857        87,000  SH       Defined      2     87,000
LOUISIANA PAC CORP           COM              546347105    3,285       175,000  SH       Defined      1    175,000
LOUISIANA PAC CORP           COM              546347105    1,408        75,000  SH       Defined      2     75,000
NTL INC DEL                  COM              62941W101   14,358       564,599  SH       Defined      1    564,599
NTL INC DEL                  COM              62941W101   11,428       449,378  SH       Defined      2    449,378
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9      835     1,000,000  PRN      Defined      1                  1,000,000
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9      835     1,000,000  PRN      Defined      2                  1,000,000
PILGRIMS PRIDE CORP          COM              721467108    1,619        59,200  SH       Defined      1     59,200
PILGRIMS PRIDE CORP          COM              721467108    1,537        56,200  SH       Defined      2     56,200
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1 749121BY4    9,778     6,000,000  PRN      Defined      1                  6,000,000
QWEST COMMUNICATIONS INTL IN NOTE  3.500%11/1 749121BY4    3,259     2,000,000  PRN      Defined      2                  2,000,000
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    3,470        52,500  SH       Defined      1                     52,500
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    2,003        30,300  SH       Defined      2                     30,300
SANDERSON FARMS INC          COM              800013104    1,847        57,066  SH       Defined      1     57,066
SANDERSON FARMS INC          COM              800013104    1,236        38,200  SH       Defined      2     38,200
SPDR TR                      UNIT SER 1       78462F103      337         2,520  SH       Defined      1                      2,520
SPDR TR                      UNIT SER 1       78462F103      337         2,520  SH       Defined      2                      2,520
TYSON FOODS INC              CL A             902494103    1,810       114,000  SH       Defined      1    114,000
TYSON FOODS INC              CL A             902494103    1,207        76,000  SH       Defined      2     76,000
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5    8,911     7,175,000  PRN      Defined      1                  7,175,000
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5    5,992     4,825,000  PRN      Defined      2                  4,825,000
UAL CORP                     DBCV 5.000% 2/0  902549AE4   12,490    13,079,000  PRN      Defined      1                 13,079,000
UAL CORP                     DBCV 5.000% 2/0  902549AE4    5,625     5,890,000  PRN      Defined      2                  5,890,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    2,760       120,750  SH       Defined      1    120,750
VERIZON COMMUNICATIONS       COM              92343V104    4,474       120,485  SH       Defined      1    120,485
EXXON MOBIL CORP             COM              30231G102    5,999        89,400  SH       Defined      1     89,400
YOUNG BROADCASTING INC       CL A             987434107      574       249,750  SH       Defined      1    249,750
YOUNG BROADCASTING INC       CL A             987434107      402       174,640  SH       Defined      2    174,640
                                                         -------

         Totals              47 DATA RECORDS             163,405                  2 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED


Notes:
  1 - EBF & Associates, L.P.
  2 - Hunter Capital Management


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